Earnings / (loss) per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings / (loss) per Common Share
9.      Earnings / (loss) per Common Share:

	March 31,
	2016	2017
Net income / (loss)	$1,075	$(1,703)
Weighted average number of common shares, basic and diluted	18,277,893	18,277,893
Earnings / (loss) per common share, basic and diluted	$0.06	$(0.09)

9.      Earnings/(Loss) per Common Share

	2014	2015	2016
Net (loss)/income available to common stockholders	($19,243)	$3,505	($5,813)
Weighted average number of common shares, basic	18,244,671	18,244,671	18,277,893
Dilutive effect of stock granted under the EIP	—	33,222	—
Weighted average number of common shares, diluted	18,244,671	18,277,893	18,277,893
(Loss)/earnings per common share, basic and diluted	($1.05)	$0.19	($0.32)
Basic earnings per share for the year ended December 31, 2014 reflect retrospectively the common shares issued upon formation of Pyxis and in connection with the consummation of the Merger. Dilutive earnings per share has been adjusted to reflect the restricted shares of the Company’s common stock to certain of its officers, granted during the year ended December 31, 2015 under the Company’s EIP (Note 8).